Additional cash flow information - Summary of Current and Non-current Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 1,221	£ 1,402
Fair value and other movements	8	(24)
Foreign exchange movements	(33)	77
Financing cash flows	(84)	(264)
Transfer from non-current to current	0	0
New leases/ disposal of leases	41	30
Ending balance	1,153	1,221
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,155	1,245
Fair value and other movements	(2)	(14)
Foreign exchange movements	(15)	61
Financing cash flows	0	(76)
Transfer from non-current to current	(80)	(92)
New leases/ disposal of leases	42	31
Ending balance	1,100	1,155
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	66	157
Fair value and other movements	10	(10)
Foreign exchange movements	(18)	16
Financing cash flows	(84)	(188)
Transfer from non-current to current	80	92
New leases/ disposal of leases	(1)	(1)
Ending balance	£ 53	£ 66